Lease Liabilities (Details) - Schedule of Lease Liabilities	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Lease Liabilities [Line Items]
At beginning of the year	RM 744,959	$ 162,325
Additions	886,093	193,078	952,191
Finance cost	30,288	6,601	24,768
Payment	(406,000)	(88,467)	(232,000)
At end of the year	1,255,340	273,537	744,959
Future lease payment payable:
Total future minimum lease payments	1,296,981	282,610	783,000
Less: Future finance charges	(41,641)	(9,073)	(38,041)
Total	1,255,340		744,959
Within one year [Member]
Future lease payment payable:
Total future minimum lease payments	732,498	159,610	348,000
Within two to five years [Member]
Future lease payment payable:
Total future minimum lease payments	RM 564,483	$ 123,000	RM 435,000